Loans and Allowance for Loan Losses, Impaired Receivables (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Impaired loans by loans class [Abstract]
Recorded Investment		$ 18,504	$ 21,581
Unpaid Principal Balance		18,871	22,253
Related Allowance		0	0
Average Recorded Investment		20,753	20,814
New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	15,932	18,331
Unpaid Principal Balance	[1]	16,299	19,003
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	17,824	17,892
Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		2,572	3,250
Unpaid Principal Balance		2,572	3,250
Related Allowance		0	0
Average Recorded Investment		2,929	2,922
Commercial [Member] | Commercial Real Estate [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		187	917
Unpaid Principal Balance		279	1,041
Related Allowance		0	0
Average Recorded Investment		1,259	1,291
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	187	819
Unpaid Principal Balance	[1]	279	943
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	1,154	1,186
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		0	98
Unpaid Principal Balance		0	98
Related Allowance		0	0
Average Recorded Investment		105	105
Commercial [Member] | Other [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		45	111
Unpaid Principal Balance		45	111
Related Allowance		0	0
Average Recorded Investment		107	103
Commercial [Member] | Other [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	45	111
Unpaid Principal Balance	[1]	45	111
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	107	103
Commercial [Member] | Other [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Average Recorded Investment		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		16,055	17,932
Unpaid Principal Balance		16,243	18,319
Related Allowance		0	0
Average Recorded Investment		16,634	16,665
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	13,687	15,024
Unpaid Principal Balance	[1]	13,875	15,411
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	14,072	14,110
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		2,368	2,908
Unpaid Principal Balance		2,368	2,908
Related Allowance		0	0
Average Recorded Investment		2,562	2,555
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		161	219
Unpaid Principal Balance		161	240
Related Allowance		0	0
Average Recorded Investment		251	251
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	161	219
Unpaid Principal Balance	[1]	161	240
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	235	235
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Average Recorded Investment		16	16
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		2,056	2,402
Unpaid Principal Balance		2,143	2,542
Related Allowance		0	0
Average Recorded Investment		2,502	2,504
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	[1]	1,852	2,158
Unpaid Principal Balance	[1]	1,939	2,298
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	2,256	2,258
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment		204	244
Unpaid Principal Balance		204	244
Related Allowance		0	0
Average Recorded Investment		$ 246	$ 246

[1]	Includes New York, New Jersey, Vermont and Massachusetts.